Intangible Assets - Schedule of Goodwill Allocation to Group of CGUs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 907	€ 918
Retail Netherlands [member] | Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	6.10%
Long term growth rate	0.00%
Goodwill	€ 30	14
Retail Belgium [member] | Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	6.94%
Long term growth rate	0.00%
Goodwill	€ 50	50
Retail Germany [member] | Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	6.10%
Long term growth rate	0.00%
Goodwill	€ 349	349
Retail Growth Markets [member] | Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	10.47%
Long term growth rate	3.34%
Goodwill	€ 209	231
Wholesale Banking [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 61	67
Wholesale Banking [member] | Cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	7.29%
Long term growth rate	0.69%
Goodwill	€ 268	€ 274